FAIR VALUE MEASUREMENT - Level 3 Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Transfers out of Level 3	$ (1,900)
Trading account assets and liabilities
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(1,207)	$ (1,715)
Net realized/unrealized gains (losses) included in principal transactions	918	120
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	(978)	1,336
Transfers out of Level 3	2,175	0
Purchases	773	251
Issuances	(84)	134
Sales	(928)	(1,036)
Settlements	(781)	(297)
Balance at end of period, asset (liability), net	(112)	(1,207)
Unrealized gains (losses) still held	(587)	(3,306)
Trading account assets and liabilities | Interest rate contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	1,614	1
Net realized/unrealized gains (losses) included in principal transactions	(376)	429
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	102	1,644
Transfers out of Level 3	562	16
Purchases	27	41
Issuances	(84)	134
Sales	0	(34)
Settlements	(119)	(617)
Balance at end of period, asset (liability), net	1,726	1,614
Unrealized gains (losses) still held	4	161
Trading account assets and liabilities | Foreign exchange contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	52	(5)
Net realized/unrealized gains (losses) included in principal transactions	(8)	105
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	(57)	(61)
Transfers out of Level 3	104	48
Purchases	220	74
Issuances	0	0
Sales	(326)	(55)
Settlements	(74)	(54)
Balance at end of period, asset (liability), net	(89)	52
Unrealized gains (losses) still held	7	130
Trading account assets and liabilities | Equity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(3,213)	(1,596)
Net realized/unrealized gains (losses) included in principal transactions	964	(536)
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	(1,101)	(519)
Transfers out of Level 3	1,923	378
Purchases	364	35
Issuances	0	0
Sales	(364)	(886)
Settlements	(713)	(89)
Balance at end of period, asset (liability), net	(2,140)	(3,213)
Unrealized gains (losses) still held	(729)	(3,868)
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Transfers into Level 3	1,100
Trading account assets and liabilities | Commodity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	292	(59)
Net realized/unrealized gains (losses) included in principal transactions	474	(1)
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	174	99
Transfers out of Level 3	(454)	(108)
Purchases	162	101
Issuances	0	0
Sales	(238)	(61)
Settlements	12	321
Balance at end of period, asset (liability), net	422	292
Unrealized gains (losses) still held	261	407
Trading account assets and liabilities | Credit derivatives
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	48	(56)
Net realized/unrealized gains (losses) included in principal transactions	(136)	123
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	(96)	173
Transfers out of Level 3	40	(334)
Purchases	0	0
Issuances	0	0
Sales	0	0
Settlements	113	142
Balance at end of period, asset (liability), net	(31)	48
Unrealized gains (losses) still held	(130)	(136)
Interest-bearing deposits
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	206	215
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations Other	(18)	11
Transfers into Level 3	0	278
Transfers out of Level 3	(44)	(152)
Purchases	0	0
Issuance	38	34
Sales	0	0
Settlements	(35)	(158)
Balance at end of period	183	206
Unrealized gains (losses) still held	(19)	(142)
Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	631	757
Net realized/unrealized gains (losses) included in principal transactions	(9)	5
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	183	0
Transfers out of Level 3	(483)	0
Purchases	488	0
Issuance	0	0
Sales	0	0
Settlements	(185)	(121)
Balance at end of period	643	631
Unrealized gains (losses) still held	32	(18)
Trading account liabilities | Securities sold, not yet purchased
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	214	48
Net realized/unrealized gains (losses) included in principal transactions	48	(102)
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	87	271
Transfers out of Level 3	(34)	(17)
Purchases	59	0
Issuance	0	0
Sales	0	10
Settlements	(213)	(200)
Balance at end of period	65	214
Unrealized gains (losses) still held	(4)	(163)
Trading account liabilities | Other trading liabilities
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	26	0
Net realized/unrealized gains (losses) included in principal transactions	26	9
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	0	35
Transfers out of Level 3	0	0
Purchases	0	0
Issuance	0	0
Sales	0	0
Settlements	0	0
Balance at end of period	0	26
Unrealized gains (losses) still held	0	23
Short-term borrowings
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	219	13
Net realized/unrealized gains (losses) included in principal transactions	43	78
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	137	220
Transfers out of Level 3	(57)	(6)
Purchases	0	0
Issuance	49	86
Sales	0	0
Settlements	(200)	(16)
Balance at end of period	105	219
Unrealized gains (losses) still held	(2)	(91)
Long-term debt
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Transfers into Level 3	8,600
Transfers out of Level 3	(9,800)
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	25,210	17,169
Net realized/unrealized gains (losses) included in principal transactions	2,774	(1,489)
Net realized/unrealized gains (losses) included in locations Other	0	0
Transfers into Level 3	8,611	6,553
Transfers out of Level 3	(9,771)	(2,615)
Purchases	0	0
Issuance	10,262	10,270
Sales	0	0
Settlements	(6,029)	(7,656)
Balance at end of period	25,509	25,210
Unrealized gains (losses) still held	1,756	(1,679)
Other financial liabilities
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	1	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations Other	(3)	0
Transfers into Level 3	0	0
Transfers out of Level 3	(4)	0
Purchases	0	0
Issuance	14	3
Sales	0	0
Settlements	(13)	(2)
Balance at end of period	1	1
Unrealized gains (losses) still held	0	0
Securities borrowed or purchased under agreements to resell
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	320	303
Net realized/unrealized gains (losses) included in principal transactions	(36)	23
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	45	0
Transfers out of Level 3	(49)	0
Purchases	362	194
Issuance	0	0
Sales	0	0
Settlements	(411)	(200)
Balance at end of period	231	320
Unrealized gains (losses) still held	0	43
Trading non-derivative assets
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	3,647	2,455
Net realized/unrealized gains (losses) included in principal transactions	690	407
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	1,655	1,861
Transfers out of Level 3	(1,633)	(730)
Purchases	4,169	4,086
Issuance	4	19
Sales	(6,008)	(4,426)
Settlements	(4)	(25)
Balance at end of period	2,520	3,647
Unrealized gains (losses) still held	(79)	(390)
Trading non-derivative assets | Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	27	10
Net realized/unrealized gains (losses) included in principal transactions	8	(79)
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	355	21
Transfers out of Level 3	(131)	(11)
Purchases	447	392
Issuance	0	0
Sales	(210)	(306)
Settlements	0	0
Balance at end of period	496	27
Unrealized gains (losses) still held	11	(1)
Trading non-derivative assets | Mortgage-backed securities - Residential
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	340	123
Net realized/unrealized gains (losses) included in principal transactions	25	79
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	89	234
Transfers out of Level 3	(96)	(68)
Purchases	282	486
Issuance	0	0
Sales	(536)	(514)
Settlements	0	0
Balance at end of period	104	340
Unrealized gains (losses) still held	13	(20)
Trading non-derivative assets | Mortgage-backed securities - Commercial
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	136	61
Net realized/unrealized gains (losses) included in principal transactions	23	0
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	96	162
Transfers out of Level 3	(58)	(35)
Purchases	62	174
Issuance	0	0
Sales	(178)	(226)
Settlements	0	0
Balance at end of period	81	136
Unrealized gains (losses) still held	0	(14)
Trading non-derivative assets | Mortgage-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	503	194
Net realized/unrealized gains (losses) included in principal transactions	56	0
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	540	417
Transfers out of Level 3	(285)	(114)
Purchases	791	1,052
Issuance	0	0
Sales	(924)	(1,046)
Settlements	0	0
Balance at end of period	681	503
Unrealized gains (losses) still held	24	(35)
Trading non-derivative assets | U.S. Treasury and federal agency securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	0	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	4	0
Transfers out of Level 3	0	0
Purchases	0	0
Issuance	0	0
Sales	0	0
Settlements	0	0
Balance at end of period	4	0
Unrealized gains (losses) still held	0	0
Trading non-derivative assets | State and municipal
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	94	64
Net realized/unrealized gains (losses) included in principal transactions	(4)	2
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	20	33
Transfers out of Level 3	(29)	(3)
Purchases	17	62
Issuance	0	0
Sales	(61)	(64)
Settlements	0	0
Balance at end of period	37	94
Unrealized gains (losses) still held	(6)	4
Trading non-derivative assets | Foreign government
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	51	52
Net realized/unrealized gains (losses) included in principal transactions	29	(35)
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	143	9
Transfers out of Level 3	(129)	(1)
Purchases	83	169
Issuance	0	0
Sales	(154)	(143)
Settlements	0	0
Balance at end of period	23	51
Unrealized gains (losses) still held	(2)	(7)
Trading non-derivative assets | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	375	313
Net realized/unrealized gains (losses) included in principal transactions	74	246
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	461	211
Transfers out of Level 3	(384)	(136)
Purchases	867	770
Issuance	0	0
Sales	(981)	(1,023)
Settlements	0	(6)
Balance at end of period	412	375
Unrealized gains (losses) still held	(38)	(37)
Trading non-derivative assets | Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	73	100
Net realized/unrealized gains (losses) included in principal transactions	67	(16)
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	156	43
Transfers out of Level 3	(52)	(2)
Purchases	118	240
Issuance	0	0
Sales	(188)	(292)
Settlements	0	0
Balance at end of period	174	73
Unrealized gains (losses) still held	23	(11)
Trading non-derivative assets | Asset-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	1,606	1,177
Net realized/unrealized gains (losses) included in principal transactions	371	(105)
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	173	677
Transfers out of Level 3	(297)	(131)
Purchases	1,313	1,406
Issuance	0	0
Sales	(2,553)	(1,418)
Settlements	0	0
Balance at end of period	613	1,606
Unrealized gains (losses) still held	(43)	(248)
Trading non-derivative assets | Other trading assets
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	945	555
Net realized/unrealized gains (losses) included in principal transactions	97	315
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	158	471
Transfers out of Level 3	(457)	(343)
Purchases	980	387
Issuance	4	19
Sales	(1,147)	(440)
Settlements	(4)	(19)
Balance at end of period	576	945
Unrealized gains (losses) still held	(37)	(56)
Investments
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	1,542	1,259
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	(130)	48
Transfers into Level 3	904	401
Transfers out of Level 3	(739)	(349)
Purchases	1,012	667
Issuance	0	3
Sales	(362)	(430)
Settlements	0	(57)
Balance at end of period	2,227	1,542
Unrealized gains (losses) still held	(19)	(117)
Investments | Mortgage-backed securities - U.S. government-sponsored agency guaranteed
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	30	32
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	2	(5)
Transfers into Level 3	42	2
Transfers out of Level 3	(10)	0
Purchases	3	1
Issuance	0	0
Sales	(16)	0
Settlements	0	0
Balance at end of period	51	30
Unrealized gains (losses) still held	2	(104)
Investments | Mortgage-backed securities - Residential
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	0	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	0	76
Transfers into Level 3	54	0
Transfers out of Level 3	(12)	0
Purchases	52	0
Issuance	0	0
Sales	0	(76)
Settlements	0	0
Balance at end of period	94	0
Unrealized gains (losses) still held	(1)	5
Investments | Mortgage-backed securities - Commercial
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	0	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Purchases	0	0
Issuance	0	0
Sales	0	0
Settlements	0	0
Balance at end of period	0	0
Unrealized gains (losses) still held	0	0
Investments | Mortgage-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	30	32
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	2	71
Transfers into Level 3	96	2
Transfers out of Level 3	(22)	0
Purchases	55	1
Issuance	0	0
Sales	(16)	(76)
Settlements	0	0
Balance at end of period	145	30
Unrealized gains (losses) still held	1	(99)
Investments | U.S. Treasury and federal agency securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	0	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	1	0
Transfers out of Level 3	0	0
Purchases	0	0
Issuance	0	0
Sales	0	0
Settlements	0	0
Balance at end of period	1	0
Unrealized gains (losses) still held	0	0
Investments | State and municipal
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	834	623
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	(21)	(3)
Transfers into Level 3	58	322
Transfers out of Level 3	(108)	(131)
Purchases	49	121
Issuance	0	0
Sales	(40)	(98)
Settlements	0	0
Balance at end of period	772	834
Unrealized gains (losses) still held	(12)	(20)
Investments | Foreign government
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	268	96
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	(49)	11
Transfers into Level 3	512	27
Transfers out of Level 3	(565)	(64)
Purchases	871	381
Issuance	0	0
Sales	(251)	(183)
Settlements	0	0
Balance at end of period	786	268
Unrealized gains (losses) still held	(2)	(4)
Investments | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	60	45
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	(14)	6
Transfers into Level 3	183	49
Transfers out of Level 3	(44)	(152)
Purchases	37	162
Issuance	0	0
Sales	(34)	(50)
Settlements	0	0
Balance at end of period	188	60
Unrealized gains (losses) still held	2	0
Investments | Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	0	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	0	(1)
Transfers into Level 3	16	1
Transfers out of Level 3	0	0
Purchases	0	0
Issuance	0	0
Sales	0	0
Settlements	0	0
Balance at end of period	16	0
Unrealized gains (losses) still held	0	0
Investments | Asset-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	1	22
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	(21)	(1)
Transfers into Level 3	36	0
Transfers out of Level 3	0	0
Purchases	0	0
Issuance	0	0
Sales	(13)	(20)
Settlements	0	0
Balance at end of period	3	1
Unrealized gains (losses) still held	(2)	(4)
Investments | Other debt securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	0	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Purchases	0	0
Issuance	0	0
Sales	0	0
Settlements	0	0
Balance at end of period	0	0
Unrealized gains (losses) still held	0	0
Investments | Non-marketable equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	349	441
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	(27)	(35)
Transfers into Level 3	2	0
Transfers out of Level 3	0	(2)
Purchases	0	2
Issuance	0	3
Sales	(8)	(3)
Settlements	0	(57)
Balance at end of period	316	349
Unrealized gains (losses) still held	(6)	10
Loans
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	1,985	402
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	90	1,143
Transfers into Level 3	311	451
Transfers out of Level 3	(2,071)	(6)
Purchases	0	0
Issuance	529	0
Sales	0	0
Settlements	(133)	(5)
Balance at end of period	711	1,985
Unrealized gains (losses) still held	(77)	1,424
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Transfers out of Level 3	(2,100)
Mortgage servicing rights
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	336	495
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	43	(204)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Purchases	0	0
Issuance	92	123
Sales	0	0
Settlements	(67)	(78)
Balance at end of period	404	336
Unrealized gains (losses) still held	52	(180)
Other financial assets measured on a recurring basis
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period	0	1
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in Other	6	0
Transfers into Level 3	65	0
Transfers out of Level 3	(27)	0
Purchases	58	0
Issuance	0	0
Sales	(26)	(1)
Settlements	(3)	0
Balance at end of period	73	0
Unrealized gains (losses) still held	$ 0	$ 0